Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of financial liabilities

22	Trading liabilities

	2022	2021
	£m	£m
Deposits by banks[1]	4,337	3,122
Customer accounts[1]	5,812	6,386
Other debt securities in issue	812	1,324
Other liabilities – net short positions in securities	30,304	35,601
At 31 Dec	41,265	46,433
1'Deposits by banks' and 'Customer accounts' include repos, stock lending and other amounts.

	2022	2021
	£m	£m
Deposits by banks and customer accounts	4,864	4,302
Liabilities to customers under investment contracts	948	1,032
Debt securities in issue	20,666	26,049
Subordinated liabilities (Note 26)	809	2,225
At 31 Dec	27,287	33,608

Subordinated liabilities
	2022	2021
	£m	£m
At amortised cost	14,528	12,488
– subordinated liabilities	13,828	11,788
– preferred securities	700	700
Designated at fair value (Note 23)	809	2,225
– subordinated liabilities	809	2,225
At 31 Dec	15,337	14,713

Subordinated liabilities of the group
		Carrying amount
		2022	2021
		£m	£m
Additional tier 1 instruments guaranteed by the bank
£700m	5.844% Non-cumulative Step-up Perpetual Preferred Securities[1,5,6]	569	700
Tier 2 instruments
$750m	3.43% Subordinated Loan 2022	—	558
£300m	6.5% Subordinated Notes 2023[3]	134	300
£1,500m	Floating Rate Subordinated Loan 2023	—	1,260
€1,500m	Floating Rate Subordinated Loan 2032	1,326	—
€1,500m	Floating Rate Subordinated Loan 2024	1,329	1,260
$300m	7.65% Subordinated Notes 2025[2]	141	222
$750m	HSBC Bank plc 4.19% Subordinated Loan 2027	593	604
€300m	Floating Rate Subordinated Loan 2027	—	252
£200m	Floating Rate Subordinated Loan 2028	200	200
€300m	Floating Rate Subordinated Loan 2028	266	252
€260m	Floating Rate Subordinated Loan 2029	230	218
£350m	5.375% Callable Subordinated Step-up Notes 2030[3,4,6]	60	398
$2,000m	HSBC Bank plc 1.625% Subordinated Loan 2031	1,497	1,457
€2,000m	HSBC Bank plc 0.375% Subordinated Loan 2031	1,583	1,658
€2,000m	HSBC Bank plc 0.375% Subordinated Loan 2031	1,583	1,658
€1,250m	HSBC Bank plc 0.25% Subordinated Loan 2031	990	1,036
£500m	5.375% Subordinated Notes 2033[3]	152	665
£225m	6.25% Subordinated Notes 2041[3]	47	224
£600m	4.75% Subordinated Notes 2046[3]	191	595
$750m	Undated Floating Rate Primary Capital Notes	624	554
$500m	Undated Floating Rate Primary Capital Notes	415	369
$300m	Undated Floating Rate Primary Capital Notes (Series 3)	249	222
$1,250m	HSBC Bank plc floating Subordinated Loan 2028	1,035	—
$1,100m	HSBC Bank plc floating Subordinated Loan 2033	910	—
€400m	HSBC Bank plc floating Subordinated Loan 2028	362	—
€400m	HSBC Bank plc floating Subordinated Loan 2027	361	—
€500m	HSBC Bank plc floating Subordinated Loan 2028	443	—
Other Tier 2 instruments each less than £100m		47	51
At 31 Dec		15,337	14,713

1    The value of the security partially decreased as a result of a fair value hedge gain. The instrument was held at amortised cost in 2021. Also, the interest rate payable after November 2031 is the sum of the compounded daily Sonia rate plus 2.0366%.
2    The bank tendered for this security in November 2022. The principal balance is $180m. The original notional value of the security is $300m.
3    The bank tendered for these securities in November 2022. The principal balance is £135m, £61m, £157m, £70m and £237m respectively. The original notional values of these securities are £300m, £350m, £500m, £225m and £600m respectively.
4 The interest rate payable after November 2025 is the sum of the compounded daily Sonia rate plus 1.6193%.
5 See paragraph below, ‘Guaranteed by HSBC Bank plc’.
6 These securities are ineligible for inclusion in the capital base of the group.